The Company You Keep®

New York Life Insurance Company
51 Madison Avenue New York, New York 10010
Phone : (212) 576-5522
E-mail : Charles_F_Furtado@newyorklife.com www.newyorklife.com

Charles F. Furtado, Jr.
Associate General Counsel

VIA EDGAR

November 30, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (the “Registrant”)

File Nos. 333-161336 and 811-07697

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of New York Life Insurance and Annuity Corporation (“NYLIAC”) and the Corporate Sponsored Variable Universal Life Separate Account - I (“Separate Account”) that the supplement dated November 20, 2015 to the prospectus dated May 1, 2015 for CorpExec Accumulator Variable Universal Insurance that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post Effective Amendment No. 9 on Form N-6 which was filed electronically with the Commission on November 20, 2015.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5522.

Very truly yours,

/s/ Charles F. Furtado, Jr.
Charles F. Furtado, Jr.
Associate General Counsel